Provisions (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS
Summary of Breakdown of Provisions

	Current		Non-current
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings (1)	1,146,184	1,386,074	10,471,912	15,718,485
Decommissioning or restoration (2)	19,604,923	19,307,862	199,692,340	172,703,975
Other provisions	4,401,603	2,208,070	1,436,434	1,047,783
Total	25,152,710	22,902,006	211,600,686	189,470,243
(1)	The main contingencies are disclosed in Note 36.3.
(2)	See Note 3.a.

Summary of Changes in Provisions

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	17,104,559	192,011,837	3,255,853	212,372,249
Increase (decrease) in existing provisions	998,509	35,791,283	3,789,060	40,578,852
Provisions used (1)	(5,369,356)	(19,730,606)	(63,265)	(25,163,227)
Reversal of unused provision	(1,110,322)	—	(1,298,849)	(2,409,171)
Increase from adjustment to time value of money (2)	—	12,737,015	—	12,737,015
Foreign currency translation differences	(5,294)	748,914	155,238	898,858
Decreases due to classification as held for sale (3)	—	(2,261,180)	—	(2,261,180)
Total movements in provisions	(5,486,463)	27,285,426	2,582,184	24,381,147
Balance as of December 31, 2023	11,618,096	219,297,263	5,838,037	236,753,396

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2022	14,414,328	186,716,459	12,738,244	213,869,031
Increase (decrease) in existing provisions (4)	11,224,282	11,059,100	(1,697,843)	20,585,539
Provisions used	(7,178,867)	(16,548,540)	(7,250,696)	(30,978,103)
Reversal of unused provision	(1,300,906)	—	—	(1,300,906)
Increase from adjustment to time value of money	—	11,338,594	—	11,338,594
Foreign currency translation differences	(54,278)	(72,347)	8,032	(118,593)
Decreases due to classification as held for sale (3)	—	(481,429)	(541,884)	(1,023,313)
Total movements in provisions	2,690,231	5,295,378	(9,482,391)	(1,496,782)
Balance as of December 31, 2022	17,104,559	192,011,837	3,255,853	212,372,249
(1)	The increase in the provision for dismantling or restoration during the year ended December 31, 2023 is primarily explained by an increase related to the Los Cóndores Power Station of ThCh$19,053,494. The construction phase of the main elements of the civil works is practically finished, and due to the effect on the valuation of all obligations that originated from the drop in interest rates during the year. This was offset by expenditure made during 2023, which reduce the balance of the provision and related to the dismantling processes of the Bocamina complex and the Tarapacá Power Station.
(2)	Corresponds to a financial update, see Note 34.
(3)	See Note 5.
(4)	The increase in provisions for dismantling or restoration during the year ended December 31, 2022 is primarily due to the decline in interest rates observed during the period.